Offsets	May 01, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Silver Trust
Form or Filing Type	F-10
File Number	333-271162
Initial Filing Date	Apr. 06, 2023
Fee Offset Claimed	$ 150,311
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,363,992,493
Explanation for Claimed Amount	A registration fee of US$150,311 has previously been paid with respect to securities that were previously registered under the Registrant’s registration statement on Form F-10 filed on April 6, 2023 (No. 333-271162) (the “Prior Registration Statement”) and were not sold thereunder. Pursuant to Rule 457(p) under the Securities Act, the unutilized registration fee of US$150,311 from the Prior Registration Statement shall be applied to offset the registration fee payable in connection with this Registration Statement. Accordingly, an additional registration fee of US$155,889 is being paid in connection with this Registration Statement.
Termination / Withdrawal Statement	The Registrant has terminated or completed any offering that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Silver Trust
Form or Filing Type	F-10
File Number	333-271162
Filing Date	Apr. 06, 2023
Fee Paid with Fee Offset Source	$ 150,311